Business combinations - Summary of Intangible Assets Acquired Comprises (Parenthetical) (Detail) - Work Area [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 01, 2021	Jan. 29, 2021
Disclosure of detailed information about business combination [line items]
Right-of-use assets, revalued assets, at cost	$ 442
Right-of-use asset fair value used as deemed cost	280
Consideration transferred, acquisition-date fair value	$ 6,930	$ 119	$ 7,919